Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations [Line Items]
Held-for-sale assets		BRL 34,254,682
Cash, cash equivalents and short-term investments		760,167
Accounts receivable		2,465,830
Dividends receivable	BRL 2,042,191	1,261,826
Available-for-sale financial asset (ii)		4,284,416
Other assets		1,249,872
Investments		197,539
Property, plant and equipment		11,066,487
Intangible assets		5,648,249
Goodwill		7,318,348
Liabilities directly associated to assets held for sale		27,178,222
Borrowings and financing		18,976,636
Trade payables		2,358,103
Provisions for pension plans		3,348,664
Other liabilities		2,494,819
Non-controlling interests		1,509,197
Total assets held for sale and liabilities associated to assets held for sale		5,567,263
Dividends receivable (i)		1,263,774
Operations in Africa
Discontinued Operations [Line Items]
Held-for-sale assets	7,686,298	7,642,738
Cash, cash equivalents and short-term investments	214,413	170,056
Accounts receivable	217,992	195,690
Dividends receivable	2,042,191
Available-for-sale financial asset (ii)	3,541,314	4,284,416
Other assets	230,318	164,121
Investments	61,425	63,267
Property, plant and equipment	466,049	506,347
Intangible assets	356,900	376,441
Goodwill	555,696	620,574
Liabilities directly associated to assets held for sale	745,000	851,273
Borrowings and financing	9,557	83,843
Trade payables	85,730	97,600
Provisions for pension plans	923	997
Other liabilities	648,790	668,833
Non-controlling interests	1,190,547	1,509,197
Total assets held for sale and liabilities associated to assets held for sale	BRL 5,750,751	5,282,268
Dividends receivable (i)		1,261,826
PT Portugal Operations
Discontinued Operations [Line Items]
Held-for-sale assets		26,611,944
Cash, cash equivalents and short-term investments		590,111
Accounts receivable		2,270,140
Other assets		1,085,751
Investments		134,272
Property, plant and equipment		10,560,140
Intangible assets		5,271,808
Goodwill		6,697,774
Liabilities directly associated to assets held for sale		26,326,949
Borrowings and financing		18,892,793
Trade payables		2,260,503
Provisions for pension plans		3,347,667
Other liabilities		1,825,986
Total assets held for sale and liabilities associated to assets held for sale		284,995
Dividends receivable (i)		BRL 1,948